Toreador Explorer Fund
FUND SUMMARY Toreador Explorer Fund
Investment Objective
The investment objective of the Toreador Explorer Fund (the “Explorer Fund”) is long-term capital appreciation.
Fees and Expenses of the Explorer Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Explorer Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Toreador Explorer Fund	Institutional Shares	Investor Shares
Maximum deferred sales charge (load) (as a percentage of the NAV at time of purchase)	none	none
Redemption Fee as a % of amount redeemed, (if applicable, for shares redeemed within 60 days of purchase)	2.00%	2.00%

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Toreador Explorer Fund		Institutional Shares	Investor Shares
Advisory Fee		1.14%	1.14%
Distribution (12b-1) and Service Fees		none	0.25%
Shareholder Services Plan		0.16%	0.16%
Other Expenses		1.33%	1.33%
Total Annual Fund Operating Expenses	[1]	2.63%	2.88%
Less Fee Waivers and/or Expense Reimbursements	[1]	(1.49%)	(1.49%)
Net Expenses	[1],[2]	1.14%	1.39%
[1]	The Adviser has contractually agreed to reduce fees and/or reimburse certain Explorer Fund expenses until August 31, 2017 in order to keep Net Total Annual Explorer Fund Operating Expenses (excluding interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, brokerage commissions, acquired fund fees and expenses, dividend expense on short sales, other expenditures capitalized in accordance with generally accepted accounting principles or other extraordinary expenses not incurred in the ordinary course of business) from exceeding 1.14% of the Explorer Fund's average daily net assets. Each waiver and/or reimbursement of an expense by the Adviser is subject to repayment by the Explorer Fund within three fiscal years following the fiscal year in which the expense was incurred, provided that the Explorer Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. This expense limitation agreement may be terminated by the Adviser or the Board of Trustees of the Trust at any time after August 31, 2017.
[2]	Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements

Expense Example:

The following example is intended to help you compare the cost of investing in the Explorer Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Explorer Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Explorer Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Toreador Explorer Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Institutional Shares	116	676	1,262	2,853
Investor Shares	142	751	1,387	3,097

For both share classes, your expenses would be the same as in the table above if you did not redeem your shares at the end of each period.
Portfolio Turnover

The Explorer Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Explorer Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Explorer Fund Operating Expenses or in the example, affect the Explorer Fund’s performance. During the most recent fiscal period, the Explorer Fund’s portfolio turnover rate was 147.1% of the average value of its portfolio.

Principal Investment Strategies

The Explorer Fund invests primarily in equity securities of companies of a size similar to those in the Russell 2000® Index. As of May 27, 2016, the Russell 2000® Index was composed of companies having market capitalizations of between $133 million and $3.95 billion.

In choosing investments, Toreador Research & Trading, LLC (the “Adviser”) typically selects equity securities that it believes offer superior return potential and may consider, among other factors, a company’s valuation, projected future earnings, growth potential, recent performance, and business strategy.

The Explorer Fund seeks to diversify its investments across a broad spectrum of economic sectors in an attempt to reduce portfolio volatility and investment risk without sacrificing potential returns. In selecting securities within a particular sector, the Adviser’s goal is to identify companies that it believes have the potential for superior performance within each sector.

The Explorer Fund may also invest in other investment companies (including exchange-traded funds (“ETFs”)).

The Adviser will typically sell a company from the Explorer Fund’s portfolio when the trading price of the company’s stock exceeds the Adviser’s estimate of the company’s fundamental value and/or there are other companies that the Adviser believes offer greater investment potential.

Principal Risks

The principal risk of investing in the Explorer Fund is that the value of its investments are subject to market, economic and business risk that may cause the Explorer Fund's net asset value ("NAV") to fluctuate over time. Therefore, the value of your investment in the Explorer Fund could decline and you could lose money. There is no assurance that the Adviser will achieve the Explorer Fund's investment objective. An investment in the Explorer Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Explorer Fund is also subject to the following additional principal risks:

Equity Securities Risk – Since it purchases equity securities, the Explorer Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Explorer Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Explorer Fund.

Market Risk – The value of securities in the Explorer Fund's overall portfolio will fluctuate and, as a result, the Explorer Fund's share price may decline suddenly or over a sustained period of time

Management Risk – The strategies used by the Adviser may fail to produce the intended result.

Smaller Companies Risk – Investing in the securities of smaller companies generally involves greater risk than investing in larger, more established companies. Although investing in securities of smaller companies offers potential above-average returns if the companies are successful, the risk exists that the companies will not succeed and the prices of the companies’ shares could significantly decline in value. The earnings and prospects of smaller companies are generally more volatile than larger companies, and smaller companies may experience higher failure rates than do larger companies. The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make prices fall more in response to selling pressure than is the case with larger companies. Smaller companies may also have limited markets, product lines, or financial resources, and may lack management experience.

Risks of Investment Selection and Asset Allocation – The Explorer Fund's investment success depends on the skill of the Adviser in evaluating, selecting and monitoring the portfolio assets. If the Adviser's conclusions about growth rates or securities values are incorrect, the Explorer Fund may not perform as anticipated.

Risk of Other Equity Securities –

Convertible Securities. Convertible securities are subject to the risks and price fluctuations of the underlying stock. They may be subject to the risk that the issuer will not be able to pay interest or dividends when due and their market value may change based on changes in the issuer's credit rating or the market's perception of the issuer's creditworthiness. Some convertible preferred stocks have a conversion or call feature that allows the issuer to redeem the stock before the conversion date, which could diminish the potential for capital appreciation on the investment.

Preferred Securities. The fixed dividend rate of preferred stocks may cause their prices to behave more like those of debt securities. If interest rates rise, the value of preferred stock having a fixed dividend rate tends to fall. Preferred stock generally ranks behind debt securities in claims for dividends and assets of the issuer in a liquidation or bankruptcy.

Rights and Warrants. The price of a warrant does not necessarily move parallel to the price of the underlying security and is generally more volatile than that of the underlying security. Rights are similar to warrants, but normally have a shorter duration. The market for rights or warrants may be very limited and it may be difficult to sell them promptly at an acceptable price. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

Investment Company Securities Risk – The Explorer Fund may invest in other investment companies, including ETFs. By investing in other investment companies, the Explorer Fund indirectly pays a portion of the expenses and brokerage costs of these companies as well as its own expenses. Also, federal securities laws impose limits on such investments, which may affect the ability of the Explorer Fund to purchase or sell these shares. Because the value of ETF shares depends on the demand in the market, shares may trade at a discount or premium and the Adviser may not be able to liquidate the Explorer Fund’s holdings at the most optimal time, which may result in a loss.

Exchange-Traded Fund (“ETF”) Risk – ETFs generally are investment companies whose shares represent an interest in a portfolio of securities. Some ETFs are designed to track various market indexes. Because the Core Fund may invest in ETFs, it is subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), and active secondary market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact the Core Fund’s ability to sell its shares.

Portfolio Turnover Risk – The Explorer Fund may, at times, have a portfolio turnover rate that is higher than other stock funds, which may result in increased brokerage and other expenses or higher current realization of short-term capital gains, which are taxable at ordinary income rates, and a potentially larger current tax liability.

New Fund Risk – The Explorer Fund is a new mutual fund and has a limited history of operations.

Performance Information

The Explorer Fund recently commenced operations and, as a result, does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Explorer Fund by showing changes in the Explorer Fund’s performance from year to year and by showing the Explorer Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance is not necessarily an indication of how the Explorer Fund will perform in the future.

Updated performance information is available at www.theworldfundstrust.com or by calling toll-free 1-800-673-0550.